Segment and related information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012
Revenue and Assets
Revenue	$ 125,639,000	$ 52,333,000	$ 53,258,000	$ 53,665,000	$ 46,092,000	$ 54,039,000	$ 47,904,000	$ 47,221,000	$ 284,895	$ 195,256	$ 179,517
Property, plant, and equipment, net	1,388,254			284,018	271,830				1,388,254	271,830		1,549,626
United States
Revenue and Assets
Revenue									249,109	195,256	179,517
Property, plant, and equipment, net	816,744			284,018	271,830				816,744	271,830		972,213
Canada
Revenue and Assets
Revenue									35,786
Property, plant, and equipment, net	$ 571,510								$ 571,510			$ 577,413